As filed with the Securities and Exchange                       File No. 2-51739
Commission on April 27, 1999                                   File No. 811-2514

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

--------------------------------------------------------------------------------
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 54

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 39

                              AETNA VARIABLE FUND
                              -------------------

                       (d/b/a Aetna Growth and Income VP)
                       ----------------------------------

               151 Farmington Avenue, Hartford, Connecticut 06156
            --------------------------------------------------------
                                 (860) 275-2032

                            Amy R. Doberman, Counsel
          10 State House Square SH11, Hartford, Connecticut 06103-3602
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:


        X   on May 3, 1999 pursuant to paragraph (b) of Rule 485
       ---

                           Aetna Variable Fund d/b/a

                          AETNA GROWTH AND INCOME VP

                                  Prospectus

                                  May 3, 1999




The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Anyone who represents to the contrary has committed a criminal offense.




--------------------------------------------------------------------------------

                            TABLE OF CONTENTS

                                                                             Page
                                                                             ----
THE FUND'S INVESTMENTS .....................................................  3
 Investment Objective, Principal Investment Strategies and Risks,
 Investment Performance ....................................................  3
FUND EXPENSES ..............................................................  5
OTHER CONSIDERATIONS .......................................................  6
MANAGEMENT OF THE FUND .....................................................  7
INVESTMENTS IN AND REDEMPTIONS FROM THE FUND ...............................  7
TAX INFORMATION ............................................................  8
FINANCIAL HIGHLIGHTS .......................................................  9
ADDITIONAL INFORMATION ..................................................... 10

2 Aetna Growth and Income VP

THE FUND'S INVESTMENTS

Investment Objective, Principal Investment Strategies and Risks, Investment Performance

Investment Objective. Aetna Growth and Income VP (Fund) seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks that the Fund's investment adviser, Aeltus Investment Management, Inc. (Aeltus), believes have significant potential for capital or income growth.

In managing the Fund, Aeltus:

      o Emphasizes stocks of larger companies.

      o Also invests the Fund's assets across other asset classes (including stocks of small and medium-sized companies, international stocks, real estate securities and fixed income securities).

      o Uses internally developed quantitative computer models to determine the relative attractiveness of each asset class and to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, Aeltus attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose full value is not reflected in their price.

Principal Risks. The principal risks of investing in the Fund are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the Fund's strategy depends significantly on Aeltus' skill in allocating assets and in choosing investments within each asset class.

Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Although Aeltus emphasizes large cap stocks, the Fund is more diversified across asset classes than most other funds with a similar investment objective. Therefore, it may not perform as well as those funds when large cap stocks are in favor.

Fund shares will rise and fall in value and you could lose money by investing in the Fund. There is no guaranty the Fund will achieve its investment objective. Shares of the Fund are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency.

Shares of the Fund are offered to insurance company separate accounts that fund both annuity and life insurance contracts and to certain tax-qualified retirement plans. Due to differences in tax treatment or other considerations, the interests of various contract owners participating in the Fund and the interests of qualified plans investing in the Fund might at some time be in conflict. The Fund's Board of Trustees (Board) will monitor the Fund for any material conflicts and determine what action, if any, should be taken to resolve these conflicts.

                                                    Aetna Growth and Income VP 3

Investment Performance

Year-by-Year Total Return

Years Ended December 31,

[bar chart]

1989             29.06%
1990              3.31%
1991             26.40%
1992              6.70%
1993              6.74%
1994             -0.96%
1995             32.25%
1996             24.45%
1997             29.89%
1998             14.49%

[end bar chart]

[arrow up] Best Quarter:
fourth quarter 1998, up 20.08%

[arrow down] Worst Quarter:
third quarter 1998, down 15.43%

This performance bar chart shows changes in the Fund's performance from year to year. The fluctuation in returns illustrates the Fund's performance volatility. The chart is accompanied by the Fund's best and worst quarterly returns throughout the years noted in the bar chart.

                                        As of December 31, 1998
Average Annual Total Return        1 Year       5 Years       10 Years
Aetna Growth & Income VP            14.49%        19.37%        16.62%
S&P 500*                            28.57%        24.06%        19.21%

This table shows the Fund's average annual total return. The table also compares the Fund's performance to the performance of a broad-based securities market index. The Fund's past performance is not necessarily an indication of how it will perform in the future.

The performance table and bar chart provide an indication of the historical risk of an investment in the Fund. The performance numbers do not reflect the deduction of any insurance fees or charges. If such charges were deducted, performance would be lower.

 * The Standard and Poor's 500 Index is a value-weighted, unmanaged index of 500 widely held stocks that assumes reinvestment of all dividends, and is considered to be representative of the stock market in general.

4 Aetna Growth and Income VP

FUND EXPENSES

The following table describes Fund expenses. Shareholder Fees are paid directly by shareholders. Annual Fund Operating Expenses are deducted from Fund assets every year, and are thus paid indirectly by all Fund shareholders. Shareholders who acquire Fund shares through an insurance company separate account should refer to the applicable contract prospectus, prospectus summary or disclosure statement for a description of insurance charges that may apply.

                 Shareholder Fees
     (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases    None
Maximum Deferred Sales Charge (Load)        None

             Annual Fund Operating Expenses(1)
      (expenses that are deducted from Fund assets)
Management Fee                                      0.50%
Other Expenses                                      0.08%
Total Operating Expenses                            0.58%

(1) Prior to May 1, 1998, the investment adviser provided administrative services to the Fund and assumed the Fund's ordinary recurring direct expenses under an administrative services agreement. Effective May 1, 1998, under the current Administrative Services Agreement, Aeltus provides administrative services to the Fund but will not assume the Fund's ordinary recurring direct costs. The "Other Expenses" shown are not based on actual figures for the year ended December 31, 1998, but reflect the fee payable under the current Administrative Services Agreement and estimate the Fund's ordinary recurring direct costs.

Example

The following example is designed to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Using the annual fund operating expenses percentages above, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return and redemption at the end of each of the periods shown:

1 Year   3 Years     5 Years     10 Years
$59        $186        $324        $726

This example should not be considered an indication of prior or future expenses. Actual expenses for the current year may be greater or less than those shown.

                                                    Aetna Growth and Income VP 5

OTHER CONSIDERATIONS

In addition to the principal investments and strategies described above, the Fund may also invest in other securities, engage in other practices, and be subject to additional risks, as discussed below and in the Statement of Additional Information (SAI).

Futures Contracts and Options. The Fund may enter into futures contracts and use options. The Fund primarily uses futures contracts and options to hedge against price fluctuations or increase exposure to a particular asset class.

      o Futures contracts are agreements that obligate the buyer to buy and the seller to sell a specific quantity of securities at a specific price on a specific date.

      o Options are agreements that give the holder the right, but not the obligation, to purchase or sell a certain amount of securities or futures contracts during a specified period or on a specified date.

The main risk with futures contracts and options is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the instrument. In addition, while a hedging strategy can guard against potential risks for the Fund as a whole, it adds to the Fund's expenses and may reduce or eliminate potential gains. There is also a risk that a futures contract or option intended as a hedge may not perform as expected.

Defensive Investing. In response to unfavorable market conditions, the Fund may make temporary investments that are not consistent with its principal investment objective and policies. In that event, the Fund may not achieve its investment objective.

Year 2000. The date-related computer issue known as the "Year 2000 problem" could have an adverse impact on the quality of services provided to the Fund and its shareholders. However, the Fund understands that its key service providers, including but not limited to Aeltus and its affiliates, the transfer agent, the custodian, and the broker-dealers through which its trades are executed, are taking steps to address the issue. The costs of these efforts will not affect the Fund. The Year 2000 problem also may adversely affect the issuers in which the Fund invests. For example, issuers may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors. The Fund and Aeltus will continue to monitor developments relating to this issue.

Portfolio Turnover. Portfolio turnover refers to the frequency of portfolio transactions and the percentage of portfolio assets being bought and sold during the year. For the fiscal year ended December 31, 1998, the Fund had a portfolio turnover rate in excess of 145%. A high portfolio turnover rate increases the Fund's transaction costs.

6 Aetna Growth and Income VP

MANAGEMENT OF THE FUND

Aeltus Investment Management, Inc., 10 State House Square, Hartford, Connecticut 06103-3602, serves as investment adviser to the Fund. Aeltus is responsible for managing the assets of the Fund in accordance with the Fund's investment objective and policies, subject to oversight by the Board. Aeltus has acted as adviser or subadviser to mutual funds since 1994 and has managed institutional accounts since 1972.

Advisory Fees

For its most recent fiscal year, the Fund paid Aeltus aggregate advisory fees equal to an annual rate of 0.50% of the average daily net assets of the Fund.

Portfolio Management

Kevin M. Means, Managing Director, Aeltus, has been managing the Fund since July 1994. Mr. Means joined Aetna in July 1994 after serving as Chief Investment Officer at Invesco Management and Research since 1993. He also served from 1987 to 1993 as the Director of Quantitative Research and as an Equity Portfolio Manager at Invesco Capital Management. Mr. Means heads a team of portfolio managers each of whom specializes in a particular asset class used in the management of the Fund.

INVESTMENTS IN AND REDEMPTIONS FROM THE FUND

Investors purchasing shares in connection with an insurance company contract or policy should refer to the documents pertaining to the contract or policy for information on how to direct investments in or redemptions from (including making exchanges into or out of) the Fund, and any fees that may apply.

Orders for the purchase or redemption of Fund shares that are received before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) are effected at the net asset value (NAV) per share determined that day, as described below. The insurance company has been designated an agent of the Fund for receipt of purchase and redemption orders. Therefore, receipt of an order by the insurance company constitutes receipt by the Fund, provided that the Fund receives notice of the order by 9:30 a.m. eastern time the next day on which the New York Stock Exchange is open for trading.

Net Asset Value. The NAV of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time).

In calculating the NAV, securities are valued primarily by independent pricing services using market quotations. Short-term debt securities maturing in less than 60 days are valued using amortized cost. Securities for which market quotations are not readily available are valued at their fair value, subject to procedures adopted by the Board.

Business Hours. The Fund is open on the same days as the New York Stock Exchange (generally, Monday through Friday). Representatives are available from 8:00 a.m. to 8:00 p.m. eastern time on those days.

The Fund may refuse to accept any purchase order, especially if as a result of such order, in Aeltus' judgment, it would be too difficult to invest effectively in accordance with the Fund's investment objective.

The Fund reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Fund may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

                                                    Aetna Growth and Income VP 7

The Fund is not designed for professional market timing organizations or other entities using programmed or frequent exchanges. The Fund reserves the right to reject any specific purchase or exchange request, including a request made by a market timer.

TAX INFORMATION

The Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (Code), including requirements with respect to diversification of assets, distribution of income and sources of income. As a regulated investment company, the Fund generally will not be subject to tax on its ordinary income and net realized capital gains.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code for those investors who acquire shares through variable annuity contracts and variable life insurance policies so that those contract owners and policy owners should not be subject to federal tax on distributions from the Fund to the insurance company separate accounts. Contract owners and policy owners should review the applicable contract prospectus, prospectus summary or disclosure statement for information regarding the personal tax consequences of purchasing a contract or policy.

Dividends and Distributions. Dividends and capital gains distributions, if any, are paid on a semi-annual basis.

Both income dividends and capital gains distributions are paid by each Fund on a per share basis. As a result, at the time of payment, the share price of the Fund will be reduced by the amount of the payment.

8 Aetna Growth and Income VP

FINANCIAL HIGHLIGHTS

These highlights are intended to help you understand the Fund's performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information in this table has been audited by KPMG LLP, independent auditors, whose report, along with the Fund's Financial Statements, is included in the Fund's current Annual Report, which is available upon request.

(for one outstanding share throughout each period)

                                                                      Years Ended December 31,
                                                 -------------------------------------------------------------------
                                                     1998          1997          1996         1995+         1994+
                                                 -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of
 period                                           $ 33.63       $ 32.39       $ 29.05       $ 26.23        $ 31.25
                                                  -------       -------       -------       -------        -------
Income from investment
 operations:
 Net investment income                               0.38          0.54+         0.65+         0.72           0.76
 Net realized and change in
  unrealized gain or loss on
  investments                                        4.47          8.94          6.45          7.62          (1.07)
                                                  -------       -------       -------       -------        -------
   Total from investment
    operations                                       4.85          9.48          7.10          8.34          (0.31)
                                                  -------       -------       -------       -------        -------
Less distributions:
 From net investment income                         (0.40)        (0.58)        (0.73)        (0.72)         (0.81)
 From net realized gains on
  investments                                       (6.21)        (7.66)        (3.03)        (4.80)         (3.90)
                                                  --------      --------      --------      --------       -------
   Total distributions                              (6.61)        (8.24)        (3.76)        (5.52)         (4.71)
                                                  --------      --------      --------      --------       -------
Net asset value, end of period                    $ 31.87       $ 33.63       $ 32.39       $ 29.05        $ 26.23
                                                  ========      ========      ========      ========       =======
Total return*                                       14.49%        29.89%        24.45%        32.25%         (0.96)%
Net assets, end of period (millions)              $ 9,801       $ 9,188       $ 6,954       $ 5,662        $ 4,424
Ratio of net expenses to average
 net assets                                          0.57%         0.56%         0.43%         0.29%          0.30%
Ratio of net investment income to
 average net assets                                  1.03%         1.46%         2.02%         2.42%          2.52%
Portfolio turnover rate                            145.64%       107.01%        85.03%        96.63%         84.27%

* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

                                                    Aetna Growth and Income VP 9

ADDITIONAL INFORMATION

The SAI, which is incorporated by reference into this Prospectus, contains additional information about the Fund. The most recent annual and semi-annual reports also contain information about the Fund's investments, as well as a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past fiscal year.

You may request free of charge the current SAI or the most recent annual and semi-annual reports, or other information about the Fund, by calling 1-800-525-4225 or writing to:

                          Aetna Growth and Income VP
                             151 Farmington Avenue
                       Hartford, Connecticut 06156-8962

The SEC also makes available to the public reports and information about the Fund. Certain reports and information, including the SAI, are available on the SEC's website (http://www.sec.gov) or at the SEC's Public Reference Room in Washington, D.C. You may call 1-800-SEC-0330 to get information about the operations of the public reference room or you may write to Public Reference Section, Washington, D.C. 20549-6009 to get information from the Public Reference Section. The Public Reference Section will charge a duplicating fee for copying and sending any information you request.

Investment Company Act File No. 811-2514.

10 Aetna Growth and Income VP

                                     Part B

The Statement of Additional Information is incorporated into Part B of this Post-Effective Amendment No. 54 by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 333-05173), as filed electronically on April 27, 1999.

--------------------------------------------------------------------------------




                                     PART C

                               OTHER INFORMATION
                               -----------------

Item 23. Exhibits:
------------------
                (a.1)         Charter (Declaration of Trust)(1)
                (a.2)         Amendment to Declaration of Trust of Aetna
                              Variable Fund(2)
                (b)           Amended and Restated Bylaws (adopted by Board of
                              Trustees September 13, 1994)(1)
                (c)           Instruments Defining Rights of Holders(3)
                (d)           Investment Advisory Agreement between Aeltus
                              Investment Management, Inc. ("Aeltus") and Aetna
                              Variable Fund(2)
                (e)           Underwriting Agreement between Aetna Life
                              Insurance and Annuity Company and Aetna Variable
                              Fund(4)
                (f)           Directors' Deferred Compensation Plan(2)
                (g)           Custodian Agreement between Aetna Variable Fund
                              and Mellon Bank, N. A.(1)
                (h.1)         Administrative Services Agreement between Aeltus
                              and Aetna Variable Fund(2)
                (h.2)         License Agreement(5)
                (i)           Opinion and Consent of Counsel
                (j)           Consent of Independent Auditors
                (k)           Not applicable
                (l)           Not applicable
                (m)           Not applicable
                (n)           See exhibit 27 below
                (o)           Not applicable
                (p.1)         Power of Attorney (December 10, 1997)(6)
                (p.2)         Authorization for Signatures(7)
                (27)          Financial Data Schedule

1. Incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 2-51739), as filed electronically on
   April 25, 1996.
2. Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-1A (File No. 2-51739), as filed electronically on
   April 27, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 2-51739), as filed electronically on
   June 7, 1996.
4. Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-1A (File No. 2-51739), as filed electronically on February 18, 1997.

5. Incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement on Form N-1A (File No. 2-51739), as filed electronically on April 11, 1997.
6. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-1A (File No. 33-12723), as filed electronically on
   March 10, 1999.
7. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-1A (File No. 333-05173), as filed electronically on September 26, 1997.

Item 24.   Persons Controlled by or Under Common Control
--------------------------------------------------------

           Registrant is a Massachusetts business trust for which separate financial statements are filed. As of March 31, 1999, Aetna Life Insurance and Annuity Company (Aetna), and its affiliates, owned 99.61% of Registrant's outstanding voting securities, through direct ownership or through one of Aetna's separate accounts.

           Aetna is an indirect wholly-owned subsidiary of Aetna Inc.

           A list of all persons directly or indirectly under common control with the Registrant and a list which indicates the principal business of each such company referenced in the diagram are incorporated herein by reference to Item 24 of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A (File No. 33-12723), as filed electronically with the Securities and Exchange Commission on March 10, 1999.

Item 25.   Indemnification
--------------------------

           Article 5.3 of the Registrant's Amendment to Declaration of Trust, incorporated herein by reference to Exhibit (a.1) of this Post-Effective Amendment, provides indemnification for the Registrant's trustees and officers. In addition, the Registrant's trustees and officers are covered under a directors and officers errors and omissions liability insurance policy issued by Gulf Insurance Company which expires on October 1, 1999.

           Section XI.B of the Administrative Services Agreement, incorporated herein by reference to Exhibit (h.1) of this Post-Effective Amendment, provides for indemnification of the Administrator.

Item 26.   Business and Other Connections of Investment Adviser
---------------------------------------------------------------

           The investment adviser, Aeltus Investment Management, Inc.
           (Aeltus), is registered as an investment adviser with the Securities and Exchange Commission. In addition to serving as the investment adviser and administrator for the Registrant, Aeltus acts as investment adviser and administrator for Aetna Income Shares, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna Generation Portfolios, Inc., Aetna GET Fund, Aetna Variable Portfolios, Inc., and Aetna Series Fund, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)).
           It also acts as investment adviser to certain private accounts.

           The following table summarizes the business connections of the directors and principal officers of the investment adviser.

-----------------------------------------------------------------------------------------------------------
                        Positions and Offices                     Other Principal Position(s) Held
Name                    with Investment Adviser                   Since Oct. 31, 1996/Addresses*
-----------------------------------------------------------------------------------------------------------
John Y. Kim             Director, President, Chief                Director (February 1995 - March 1998) --
                        Executive Officer, Chief                  Aetna Life Insurance and Annuity
                        Investment Officer                        Company; Senior Vice President (since
                                                                  September 1994) -- Aetna Life Insurance
                                                                  and Annuity Company.

J. Scott Fox            Director, Managing                        Vice President (since April 1997) --
                        Director, Chief Operating                 Aetna Retirement Services, Inc.;
                        Officer, Chief Financial                  Director and Senior Vice President
                        Officer                                   (March 1997 - February 1998) -- Aetna
                                                                  Life Insurance and Annuity Company;
                                                                  Managing Director, Chief Operating
                                                                  Officer, Chief Financial Officer,
                                                                  Treasurer (April 1994 - March 1997) --
                                                                  Aeltus Investment Management, Inc.

Thomas J. McInerney     Director                                  President (since August 1997) -- Aetna
                                                                  Retirement Services, Inc.; Director and
                                                                  President (since September 1997) --
                                                                  Aetna Life Insurance and Annuity
                                                                  Company; Executive Vice President (since
                                                                  August 1997) -- Aetna Inc.; Vice
                                                                  President, Strategy (March 1997 - August
                                                                  1997) -- Aetna Inc.; Vice President,
                                                                  Marketing and Sales (December 1996 -
                                                                  March 1997) -- Aetna U.S. Healthcare;
                                                                  Vice President, National Accounts (April
                                                                  1996 - December 1996) -- Aetna U.S.
                                                                  Healthcare.

Catherine H. Smith      Director                                  Chief Financial Officer (since February
                                                                  1998) -- Aetna Retirement Services,
                                                                  Inc.; Director, Senior Vice President
                                                                  and Chief Financial Officer (since
                                                                  February 1998) - Aetna Life Insurance
                                                                  and Annuity Company; Vice President,
                                                                  Strategy, Finance and Administration,
                                                                  Financial Relations (September 1996 -
                                                                  February 1998) -- Aetna Inc.


Lennart A. Carlson      Vice President,                           Managing Director (since January 1996) --
                        Fixed Income Investments                  Aeltus Trust Company.

Stephanie A. DeSisto    Vice President

-----------------------------------------------------------------------------------------------------------
                        Positions and Offices                     Other Principal Position(s) Held
Name                    with Investment Adviser                   Since Oct. 31, 1996/Addresses*
-----------------------------------------------------------------------------------------------------------
Amy R. Doberman         Vice President, General                   Counsel (since December 1996) -- Aetna
                        Counsel and Secretary                     Life Insurance and Annuity Company;
                                                                  Attorney (March 1990 - November 1996) --
                                                                  Securities and Exchange Commission.

Steven C. Huber         Vice President, Fixed                     Managing Director (since August 1996) --
                        Income Investments                        Aeltus Trust Company.

Brian K. Kawakami       Vice President, Chief                     Chief Compliance Officer & Director
                        Compliance Officer                        (since January 1996) -- Aeltus Trust
                                                                  Company; Chief Compliance Officer (since
                                                                  August 1993) -- Aeltus Capital, Inc.

Neil Kochen             Managing Director,                        Managing Director (since April 1996) --
                        Product Development                       Aeltus Trust Company; Managing Director
                                                                  (since August 1996) -- Aeltus Capital, Inc.

Frank Litwin            Managing Director,                        Vice President, Strategic Marketing
                        Retail Marketing and                      (April, 1992 - August, 1997) -- Fidelity
                        Sales                                     Investments Institutional Services
                                                                  Company.

Kevin M. Means          Managing Director,                        Managing Director (since August 1996) --
                        Equity Investments                        Aeltus Trust Company.

L. Charles Meythaler    Managing Director,                        Director (since July 1997) -- Aeltus
                        Institutional Marketing                   Trust Company; Managing Director (since
                        and Sales                                 June 1997) -- Aeltus Trust Company;
                                                                  President (June 1993 - April 1997) - New
                                                                  England Investment Association.

 * Except with respect to Mr. McInerney and Ms. Smith, the principal business address of each person named is 10 State House Square, Hartford, Connecticut 06103-3602. The address of Mr. McInerney and Ms. Smith is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 27.    Principal Underwriters

        (a) In addition to serving as the principal underwriter for the Registrant, Aetna also acts as the principal underwriter for Aetna Income Shares, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Variable Portfolios, Inc. and Aetna Generation Portfolios, Inc. and as investment adviser, principal underwriter and administrator for Portfolio Partners, Inc. (all management investment companies registered under the 1940 Act). Additionally, Aetna acts as the principal underwriter and depositor for Variable Annuity Account B of Aetna, Variable Annuity Account C of Aetna, Variable Annuity Account G of Aetna, and Variable Life Account B of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

        (b) The following are the directors and principal officers of the
            Underwriter:

Name and Principal            Positions and Offices with Principal            Positions and Offices
Business Address*                       Underwriter                               with Registrant
------------------            ------------------------------------            ---------------------
Thomas J. McInerney           Director and President                          None

Shaun P. Mathews              Director and Senior Vice President              Trustee

Catherine H. Smith            Director, Senior Vice President and             None
                              Chief Financial Officer

Allan Baker                   Senior Vice President                           None

David E. Bushong              Senior Vice President                           None

Robert D. Friedhoff           Senior Vice President                           None

Steven A. Haxton              Senior Vice President                           None

John Y. Kim                   Senior Vice President                           Trustee

Deborah Koltenuk              Vice President, Treasurer and                   None
                              Corporate Controller

Therese Squillacote           Vice President and Chief Compliance             None
                              Officer

Thomas P. Waldron             Senior Vice President                           None

Kirk P. Wickman               Senior Vice President, General Counsel          None
                              and Corporate Secretary

* Except with respect to Mr. Kim, the principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156. Mr. Kim's address is 10 State House Square, Hartford, Connecticut 06103-3602.

        (c)     Not applicable.

Item 28.    Location of Accounts and Records
--------------------------------------------

            As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, Aeltus, maintain physical possession of each account, book or other document, at 151 Farmington Avenue, Hartford, Connecticut 06156 and 10 State House Square, Hartford, Connecticut 06103-3602, respectively.

            Shareholder records of direct shareholders are maintained by the transfer agent, First Data Investor Services Group, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581.

Item 29.    Management Services
-------------------------------

            Not applicable.

Item 30.    Undertakings
------------------------

            Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, Aetna Variable Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut, on the 27th day of April, 1999.

                                          AETNA VARIABLE FUND
                                          -------------------
                                            Registrant

                                          By /s/ J. Scott Fox*
                                             -------------------------
                                             J. Scott Fox
                                             President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                                  Title                                                   Date
---------                                  -----                                                   ----
   J. Scott Fox*                           President and Trustee                                )
   -------------------------               (Principal Executive Officer)                        )
   J. Scott Fox                                                                                 )
                                                                                                )
   Albert E. DePrince, Jr.*                Trustee                                              )
   -------------------------                                                                    )
   Albert E. DePrince, Jr.                                                                      )
                                                                                                )
   Maria T. Fighetti*                      Trustee                                              )
   -------------------------                                                                    )
   Maria T. Fighetti                                                                            )   April
                                                                                                )   27, 1999
                                                                                                )
   David L. Grove*                         Trustee                                              )
   -------------------------                                                                    )
   David L. Grove                                                                               )
                                                                                                )
                                                                                                )
   John Y. Kim*                            Trustee                                              )
   -------------------------                                                                    )
   John Y. Kim                                                                                  )
                                                                                                )
   Sidney Koch*                            Trustee                                              )
   -------------------------                                                                    )
   Sidney Koch                                                                                  )
                                                                                                )
   Shaun P. Mathews*                       Trustee                                              )
   -------------------------                                                                    )
   Shaun P. Mathews                                                                             )

   Corine T. Norgaard*                     Trustee                                              )
   -------------------------                                                                    )
   Corine T. Norgaard                                                                           )
                                                                                                )
   Richard G. Scheide*                     Trustee                                              )
   -------------------------                                                                    )
   Richard G. Scheide                                                                           )
                                                                                                )
   Stephanie A. DeSisto*                   Treasurer and Chief Financial Officer                )
   -------------------------               (Principal Financial and Accounting Officer)         )
   Stephanie A. DeSisto                                                                         )


    /s/ Amy R. Doberman
By:   -------------------------
       *Amy R. Doberman
        Attorney-in-Fact

* Executed pursuant to Power of Attorney dated November 6, 1998 and filed with the Securities and Exchange Commission on March 10, 1999.

                              Aetna Variable Fund
                                 EXHIBIT INDEX

Exhibit No.                      Exhibit                                    Page
-----------                      -------                                    ----
99-(i)                           Opinion and Consent of Counsel             ________________________

99-(j)                           Consent of Independent Auditors            ________________________

(27)                             Financial Data Schedule                    ________________________